Bridge Loan Payable, Net (Details) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2026	Jul. 24, 2026	Feb. 18, 2026	Dec. 11, 2025	Nov. 17, 2023	May 23, 2023	Aug. 10, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 15, 2026	Mar. 15, 2026	Feb. 15, 2026	Dec. 31, 2024
Bridge Loan Payable, Net [Line Items]
Principal amount									$ 1,414,070	$ 1,414,070
Discount issued									195,609	195,609
Purchase price			$ 9,000,000		$ 7,000,000
Cash payments									$ 39,221	$ 39,221		$ 109,091				$ 2,658,182
Common stock shares issued (in Shares)									684,041	684,041		242,874
Issuance of shares (in Shares)						250						5,000
Debt issuance costs										$ 44,000
Issuance of debt discount												$ 213,000
Amortization of debt issuance costs												54,186
Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Principal amount												375,000
Debt issuance costs												18,846
Issuance of debt discount												$ 163,218
Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date				Apr. 15, 2026
Principal amount				$ 375,000
Discount issued				75,000
Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days												5 years
Subsequent Event [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date		Jul. 29, 2026
Issuance of shares (in Shares)	33,674	18,000					118,750
Subsequent Event [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Issuance of shares (in Shares)								18,000
Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase price				$ 300,000
Common stock shares issued (in Shares)												5,000
Allen [Member] | Forecast [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments													$ 125,000
Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price												50.00%
Allen [Member] | Subsequent Event [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments														$ 125,000	$ 125,000
Securities Purchase Agreement [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price										80.00%
Issuance of shares (in Shares)										5,000
Issuance of debt discount									213,000	$ 213,000
Amortization of debt issuance costs									$ 9,200	177,659
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Debt issuance costs										$ 18,846
Securities Purchase Agreement [Member] | Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date				Apr. 15, 2026
Principal amount				$ 375,000
Discount issued				75,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days										5 days
Securities Purchase Agreement [Member] | Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase price				$ 300,000
Cash payments													$ 125,000	$ 125,000	$ 125,000
Common stock shares issued (in Shares)									5,000	5,000
Securities Purchase Agreement [Member] | Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price										50.00%
Minimum [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price												80.00%